Performance Management - Genter Capital Dividend Income ETF	May 29, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Because the Fund does not have performance history for a full calendar year, no Fund performance information is shown. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained by visiting www.genterfunds.com/GEND.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have performance history for a full calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.genterfunds.com/GEND